Parametric Global Small-Cap Fund

PARAMETRIC GLOBAL SMALL-CAP FUND
Supplement to Summary Prospectus dated December 19, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

Class I shares of the Fund are renamed Institutional Class; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6634-2/13 PPAGSCSPS

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 14, 2013
Prospectus Date	rr_ProspectusDate	Dec 19, 2012
Parametric Global Small-Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVMFT_SupplementTextBlock

PARAMETRIC GLOBAL SMALL-CAP FUND
Supplement to Summary Prospectus dated December 19, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

Class I shares of the Fund are renamed Institutional Class; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6634-2/13 PPAGSCSPS

Parametric Global Small-Cap Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGSIX